Horizon Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2023

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

The Funds value their investments and financial instruments at fair value as follows. In determining a Fund’s net asset value (“NAV”) per share, equity securities, including common stocks, preferred stocks, and exchange traded funds, for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). If the NOCP is not available, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices on the primary exchange. When market quotations received are from an active market, the securities will be classified within Level 1 of the fair value hierarchy. If market quotations are not readily available, then securities are valued at fair value as determined by the Adviser, as the Funds’ valuation designee pursuant to Rule 2a-5. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system selected by the Adviser and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent fair value. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported NAVs. Purchased and written options are valued at the composite mean of the bid and the ask as of the closing of the applicable market, provided that in circumstances deemed appropriate by the Adviser options may be valued at fair value as determined in good faith by the Adviser, as the Fund’s valuation designee.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, as described above, are valued as determined in good faith in accordance with procedures approved by the Board.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. For an option position, these inputs may include, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2023, for the Funds’ investments measured at fair value:

Horizon Active Asset Allocation Fund
Assets *	Level 1	Level 2	Level 3	Total
Investment Companies	$918,024,667	$-	$-	$918,024,667
Purchased Put Options	-	87,000	-	87,000
Short-Term Investments	8,805,885	-	-	8,805,885
Investments Purchased With Proceeds From Securities Lending	94,630,844	-	-	94,630,844
Total	$1,021,461,396	$87,000	$-	$1,021,548,396

Horizon Active Risk Assist® Fund
Assets *	Level 1	Level 2	Level 3	Total
Investment Companies	$1,209,093,888	$-	$-	$1,209,093,888
Common Stocks	13,790,515	-	-	13,790,515
Purchased Call Options	-	1,753,750	-	1,753,750
Purchased Put Options	-	1,180,250	-	1,180,250
Short-Term Investments	898	-	-	898
Investments Purchased With Proceeds From Securities Lending	171,842,933	-	-	171,842,933
Total	$1,394,728,234	$2,934,000	$-	$1,397,662,234

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$-	$718,250	$-	$718,250
Written Put Options	-	780,000	-	780,000
Total	$-	$1,498,250	$-	$1,498,250

Horizon Active Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Investment Companies	$328,223,813	$-	$-	$328,223,813
Purchased Call Options	-	187,500	-	187,500
Short-Term Investments	67,576	-	-	67,576
Investments Purchased With Proceeds From Securities Lending	26,782,950	-	-	26,782,950
Total	$355,074,339	$187,500	$-	$355,261,839

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$-	$80,500	$-	$80,500
Total	$-	$80,500	$-	$80,500

Horizon Active Dividend Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$95,559,960	$-	$-	$95,559,960
Short-Term Investments	1,452,369	-	-	1,452,369
Investments Purchased With Proceeds From Securities Lending	602,000	-	-	602,000
Total	$97,614,329	$-	$-	$97,614,329

Horizon Defined Risk Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$492,819,055	$-	$-	$492,819,055
Purchased Put Options	-	5,170,550	-	5,170,550
Short-Term Investments	4,975,167	-	-	4,975,167
Investments Purchased With Proceeds From Securities Lending	110,526	-	-	110,526
Total	$497,904,748	$5,170,550	$-	$503,075,298

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$-	$3,232,200	$-	$3,232,200
Written Put Options	-	1,252,225	-	1,252,225
Total	$-	$4,484,425	$-	$4,484,425

Horizon ESG & Defensive Core Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$237,014,211			$237,014,211
Short-Term Investments	2,921,799	-	-	2,921,799
Total	$239,936,010	$-	$-	$239,936,010

Horizon U.S. Defensive Equity Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$240,079,064	$-	$-	$240,079,064
Short-Term Investments	2,468,690	-	-	2,468,690
Total	$242,547,754	$-	$-	$242,547,754

Horizon Tactical Fixed Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Investment Companies	$101,312,428	$-	$-	$101,312,428
Short-Term Investments	701,733	-	-	701,733
Total	$102,014,161	$-	$-	$102,014,161

Horizon U.S. Defensive Small/Mid Cap Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$6,560,949	$-	$-	$6,560,949
Short-Term Investments	36,603	-	-	36,603
Total	$6,597,552	$-	$-	$6,597,552

* Refer to the Portfolios of Investments for security classifications.